Basis of presentation and accounting policies (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Abafor S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%		100.00%
ACI AIA S. a r.l
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1],[2]	0.00%	100.00%		100.00%
ACI Airport Sudamerica S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%
ACI Airports Italia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%		100.00%
America International Airports LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	[2]	100.00%	[2]
Cargo & Logistics S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	98.63%	98.63%		98.63%
CASA Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.98%	99.98%		99.98%
Cedicor S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%		100.00%
Cerealsur S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%
Corporacion Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%		100.00%
Corporacion America Italia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%
Corporacion America S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	95.37%	95.37%		95.37%
Corporacion America Sudamericana S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		94.68%	94.68%		94.68%
DICASA Spain S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%		100.00%
GOFI Investments S.L
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%		100.00%
Inframerica Participacoes S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.96%	99.96%		99.96%
Yokelet S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%		90.00%
Aerocombustibles Argentinos S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		92.98%	92.98%		92.98%
Aeropuerto de Bahia Blanca S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		81.06%	81.06%		81.06%
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[3]	81.29%	81.29%		81.29%
Aeropuertos del Neuquen S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		74.10%	74.10%		74.10%
Armenia International Airports CJSC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%
CAI S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%
Enarsa Aeropuertos S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		76.29%	76.29%		76.29%
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.98%	50.98%		50.98%
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.97%	99.96%		99.95%
Paoletti America S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[4]	40.65%	40.65%		40.65%
Puerta del Sur S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%
Servicios y Tecnologia Aeroportuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		80.73%	80.73%		80.73%
TCU S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[5]	49.99%	49.99%		49.99%
Texelrio S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		56.91%	56.91%		56.91%
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		51.13%	51.13%		51.13%
Villalonga Furlong S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		78.91%	78.91%		78.91%

[1]	These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.
[2]	This company was dissolved on June 30, 2017.
[3]	Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation is subject to the authorization by the ORSNA pursuant to section 7.2 of the Argentine Concession Agreement. As of the date of issuance of these Consolidated Financial Statements, the ORSNA has not issued any resolution approving or rejecting the aforementioned transaction. While this approval is pending, all economic and political rights pertaining to the shares, including all distributed dividends, have been assigned to Cedicor S.A.
[4]	The group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.
[5]	The group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.